Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net(Loss)/Income	$ (2,989,471)	$ (3,871,413)	$ 1,132,650
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization	384,505	357,482	170,826
Depreciation of right-of-use assets	162,423	170,060	142,888
Write off of property, plant and equipment	1,105		613
Change in fair value of derivative	355,670	(266,189)	(138,122)
Changes in operating assets and liabilities
Accounts receivable	(2,337,764)	(11,553,754)	(6,679,674)
Prepayments and other current assets	(264,464)	(3,768,410)	(19,042,364)
Accounts payable	10,683,082	14,554,185	14,779,300
Accrued expenses and other liabilities	(1,816,150)	2,619,266	218,115
Lease liabilities	(179,653)	(177,780)	(120,781)
Taxes payable	(3,186)	(6,663)	(496,305)
Net cash provided by (used in) operating activities	3,996,097	(1,943,216)	(10,032,854)
Cash flows from investing activity:
Purchase of property, plant and equipment	(2,641)	(144,446)	(773,863)
Net cash used in investing activity	(2,641)	(144,446)	(773,863)
Cash flows from financing activities:
Proceed from issuance of shares net of share offering costs	(42)	1,345,000	13,176,717
Share repurchased	(49,377)
Advance drawn down from bank	532,451	1,360,643
Net cash provided by financing activities	483,032	2,705,643	13,176,717
Net increase in cash and restricted cash	4,476,488	617,981	2,370,000
Cash at the beginning of the year	8,020,871	7,402,890	5,032,890
Cash and restricted cash at the end of the year	12,497,359	8,020,871	7,402,890
Cash and cash equivalent	9,325,274	8,020,871	7,402,890
Restricted cash	3,172,085
Reconciliation of cash and restricted cash	12,497,359	8,020,871	7,402,890
Cash paid during the year for:
Interest	787,377	591,858	302,486
Income taxes	5,219	28,057	794,910
NON-CASH TRANSACTION OF INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and lease liabilities	$ 375,434	$ 372,134	$ 496,230